Basic and Diluted Income (Loss) per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Income (Loss) per Common Share
13.	Basic and Diluted Income (Loss) per Common Share

Net income (loss) is allocated between the common shares and other participating securities based on their participation rights. The Series A Founder Preferred Stock represent participating securities. Net loss attributable to common shares is not adjusted for the Series A Founder Preferred Stock’s right to earnings, because these shares are not contractually obligated to share in losses of the Company. Additionally, the Company excluded the outstanding Warrants, stock options, restricted shares, and Series A Founder Preferred Stock because the securities’ effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per common share using the two-class method:

	Successor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020
Numerator:
Net loss attributable to stockholders	$(7,579)	$(78,310)
Stock dividend payment to holders of Series A Founder Preferred Stock	(31,391)	—

Net loss attributable to common stockholders	$(38,970)	$(78,310)
Denominator:
Weighted average common shares outstanding—basic and diluted	59,479,707	58,425,000

Basic and diluted loss per common share	$(0.66)	$(1.34)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive:

	Successor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020
Shares of Series A Founder Preferred Stock	1,600,000	1,600,000
Warrants	16,674,700	16,675,000
Stock options	3,326,900	125,000
Restricted stock	95,292	345,875
LTIP Units	6,786,033	6,786,033

14.	Basic and Diluted Income (Loss) per Common Share

Net income (loss) is allocated between the common shares and other participating securities based on their participation rights. The Series A Founder Preferred Shares represent participating securities. Net loss attributable to common shares is not adjusted for the Series A Founder Preferred Shares’ right to earnings, because these shares are not contractually obligated to share in losses of the Company. Additionally, the Company excluded the Company’s outstanding warrants, stock options, restricted shares, and Series A Founder Preferred Shares because the securities’ effect would be anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per common share using the two-class method:

Period from February 10, 2020 to December 31, 2020
Numerator:
Net loss attributable to Radius Global Infrastructure, Inc. common shareholders	$(182,091)
Adjustment for vested participating preferred stock	—
Net loss attributable to common shares	$(182,091)
Denominator:
Weighted average shares outstanding—basic and diluted	58,425,000

Basic and diluted loss per common share	$(3.12)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive:

Period from February 10, 2020 to December 31, 2020
Series A Founder Preferred Shares	1,600,000
Warrants	16,675,000
Stock options	2,813,000
Restricted stock	261,429
LTIP Units	6,786,033